UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-6172
Dreyfus Municipal Cash Management Plus
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	4/30/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Cash Management Plus
April 30, 2007 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--103.1%	Rate (%)		Date	Amount ($)	Value ($)

Alabama--1.6%
Macon Trust Various Certificates
(Spanish Fort Redevelopment
Authority - Spanish Fort Town
Center) (Liquidity Facility;
Bank of America and LOC; Bank
of America)		3.99	5/7/07	20,750,000 a,b	20,750,000
Arizona--.4%
Maricopa County Industrial
Development Authority, MFHR
(San Clemente Apartments
Project) (Insured; FNMA and
Liquidity Facility; FNMA)		4.24	5/7/07	1,010,000 a	1,010,000
Phoenix Civic Improvement
Corporation, Airport Revenue
(Merlots Program) (Insured;
FGIC and Liquidity Facility;
Wachovia Bank)		4.04	5/7/07	4,615,000 a,b	4,615,000

California--1.3%
FHLMC Multifamily Certificates,
Revenue (Insured; FHLMC and
Liquidity Facility; FHLMC)		4.02	5/7/07	16,650,334 a,b	16,650,334

Colorado--1.8%
Colorado Housing and Finance
Authority, EDR (Wanco Inc.
Project) (LOC; U.S. Bank NA)		4.08	5/7/07	3,235,000 a	3,235,000
Erie,
COP (LOC; Key Bank)		3.99	5/7/07	4,270,000 a	4,270,000
Vail,
MFHR (Middle Creek Apartments)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Ixis Corporate and
Investment Bank)		4.05	5/7/07	16,005,000 a,b	16,005,000

Delaware--.3%
Delaware Economic Development
Authority, Revenue (Saint
Anne's Episcopal School
Project) (LOC; Wilmington
Trust Co.)		4.04	5/7/07	3,900,000 a	3,900,000

District of Columbia--1.2%
Bank of New York Municipal
Certificates Trust (District

of Columbia Housing Finance
Agency) (GIC; Trinity Funding
Corporation and Liquidity
Facility; The Bank of New York)	4.04	5/7/07	5,375,000 a,b	5,375,000
District of Columbia,
Revenue, Refunding (American
Association of Homes and
Services for the Aging, Inc.
Issue) (LOC; Unicredito
Italiano SPA)	3.99	5/7/07	11,090,000 a	11,090,000

Florida--7.4%
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (Liquidity
Facility; American
International Group Funding
Inc.)	4.07	5/7/07	5,000,000 a	5,000,000
Jacksonville,
PCR, Refunding (Florida Power
and Light Company Project)	4.16	5/1/07	4,000,000 a	4,000,000
Jacksonville Economic Development
Commission, Healthcare
Facilities Revenue, Refunding
(Methodist Refunding Project)
(LOC; SunTrust Bank)	4.05	5/1/07	1,000,000 a	1,000,000
Jacksonville Health Facilities
Authority, HR (Charity
Obligated Group -
Baptist/Saint Vincent's Health
System, Inc.) (Insured; MBIA
and Liquidity Facility; Bank
of America)	4.01	5/1/07	12,980,000 a	12,980,000
Lee Memorial Health System Board
of Directors, HR (Lee Memorial
Health System)	4.02	5/7/07	12,700,000 a	12,700,000
Leesburg,
HR (The Villages Regional
Hospital Project) (Insured;
Radian Bank and Liquidity Facility;
Bank of Nova Scotia)	3.98	5/7/07	12,000,000 a	12,000,000
Miami-Dade County Industrial
Development Authority, IDR
(Fine Art Lamps Project) (LOC;
SunTrust Bank)	4.01	5/7/07	3,650,000 a	3,650,000
Orange County Housing Finance
Authority, Homeowner Revenue
(Insured: FNMA and GNMA and
Liquidity Facility; Lehman
Liquidity LLC)	4.05	5/7/07	1,615,000 a,b	1,615,000
Sarasota County,
Continuing Care Retirement
Community Revenue, Refunding
(The Glenridge on Palmer

Ranch, Inc. Project) (LOC;
Bank of Scotland)	4.06	5/1/07	12,200,000 a	12,200,000
Sunshine State Governmental
Financing Commission, Revenue
(Governmental Financing
Program) (Insured; AMBAC and
Liquidity Facility; Dexia
Credit Locale)	4.10	5/1/07	9,100,000 a	9,100,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.67	5/7/07	7,965,000	7,965,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.67	5/10/07	1,000,000	1,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.70	5/10/07	14,500,000	14,500,000

Georgia--7.7%
Atlanta,
Subordinate Lien Tax
Allocation (Atlantic Station
Project) (LOC; Wachovia Bank)	4.01	5/7/07	4,000,000 a	4,000,000
Atlanta Urban Residential Finance
Authority, MFHR (Lindbergh
City Center Apartments
Project) (LOC; Regions Bank)	3.99	5/7/07	5,000,000 a	5,000,000
Bainbridge and Decatur County
Development Authority, IDR
(Rand Group Limited Project)
(LOC; National City Bank)	4.06	5/7/07	9,840,000 a	9,840,000
Burke County Development
Authority, PCR, CP (Oglethorpe
Power Corporation) (Insured;
AMBAC and Liquidity Facility;
Rabobank Nederland)	3.63	5/10/07	19,000,000	19,000,000
Cobb County,
GO Notes, TAN	4.00	12/31/07	7,800,000	7,817,471
Fulton County Hospital Authority,
Revenue Anticipation
Cerifiicates (Northside
Hospital Project) (LOC;
Wachovia Bank)	4.01	5/1/07	4,650,000 a	4,650,000
Municipal Electric Authority of
Georgia, CP (LOC; JPMorgan
Chase Bank)	3.75	5/11/07	24,420,000	24,420,000
Private Colleges and University
Authority, CP (Emory
University Project)	3.70	9/12/07	10,000,000	10,000,000
Savannah Economic Development
Authority, Exempt Facility

Revenue (Home Depot Project)	4.01	5/7/07	17,000,000 a	17,000,000

Illinois--5.7%
Chicago,
Collateralized SFMR	3.85	2/14/08	7,500,000	7,500,000
Chicago,
Collateralized SFMR	3.83	4/18/08	5,000,000	5,000,000
Chicago,
IDR (Victoria Limited LLC
Project) (LOC; ABN-AMRO)	4.01	5/7/07	3,350,000 a	3,350,000
Community Unit School District
Number 308, Educational
Purposes TAW	4.00	1/1/08	7,000,000	7,013,571
Illinois,
GO Certificates	4.25	6/7/07	25,700,000	25,710,809
Illinois Educational Facilities
Authority, Revenue, CP (Pooled
Finance Program) (LOC;
Northern Trust Company)	3.73	9/12/07	14,000,000	14,000,000
Regional Transportation Authority,
GO, Refunding (Liquidity
Facility; DEPFA Bank PLC)	3.93	5/7/07	3,530,000 a	3,530,000
Upper Illinois River Valley
Development Authority, SWDR
(Exolon-ESK Company Project)
(LOC; Bank of America)	4.01	5/7/07	8,405,000 a	8,405,000

Indiana--1.4%
Elkhart County,
EDR (Four Seasons
Manufacturing Project) (LOC;
National City Bank)	4.06	5/7/07	3,950,000 a	3,950,000
Hammond,
Sewer and Solid Waste Disposal
Revenue, Refunding (Cargill
Inc. Project)	4.02	5/7/07	6,500,000 a	6,500,000
Indiana Finance Authority,
EDR (JRL Leasing, Inc. and
LaSarre Co., LLC Project)
(LOC; National City Bank)	4.06	5/7/07	3,800,000 a	3,800,000
Saint Joseph County,
Health Care Facility Revenue
(South Bend Medical Foundation
Project) (LOC; National City
Bank)	4.01	5/7/07	2,700,000 a	2,700,000
Seymour,
EDR (Pedcor Investments -
Sycamore Springs Apartments
Project) (LOC; FHLB)	4.01	5/7/07	1,900,000 a	1,900,000

Iowa--.7%
Iowa Finance Authority,
SFMR (Mortgage-Backed
Securities Program) (Liquidity

Facility; State Street Bank
and Trust Co.)	4.00	5/7/07	4,500,000 a	4,500,000
Iowa Higher Education Loan
Authority, Private College
Facility Revenue (University
of Dubuque Project) (LOC;
Northern Trust Company)	4.06	5/1/07	5,000,000 a	5,000,000

Kansas--.6%
Junction City,
Temporary Notes	5.00	8/1/07	2,000,000	2,003,650
Junction City,
Temporary Notes	5.00	12/1/07	2,500,000	2,513,506
Mission,
MFHR, Refunding (The Falls
Apartments Project) (Insured;
FNMA)	4.03	5/7/07	3,350,000 a	3,350,000

Kentucky--4.1%
Jefferson County,
Retirement Home Revenue
(Nazareth Literary and
Benevolent Institution Project)
(LOC; Fifth Third Bank)	3.98	5/7/07	10,000,000 a	10,000,000
Kenton County Airport Board,
Special Facilities Revenue
(Airis Cincinnati LLC Project)
(LOC; Deutsche Postbank)	4.04	5/7/07	31,800,000 a	31,800,000
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	3.70	10/1/07	12,000,000	12,000,000

Louisiana--4.3%
Bank of New York Municipal
Certificates Trust (Lake
Charles Harbor and Terminal
District) (Liquidity Facility;
The Bank of New York and LOC;
The Bank of New York)	4.04	5/7/07	10,000,000 a,b	10,000,000
Morgan Keegan Municipal Products
Inc. (New Orleans
Finance Authority) (Liquidity
Facility; Lloyds TSB Bank PLC
and LOC; Transamerica Life and
Insurance)	4.02	5/7/07	25,000,000 a,b	25,000,000
Morgan Keegan Municipal Products
Inc. (New Orleans, SFMR) (Insured;
Transamerica Life and
Insurance and Liquidity
Facility; Lloyds TSB Bank PLC)	4.02	5/7/07	22,000,000 a,b	22,000,000

Maine--.2%
Auburn,
Obligation Securities Revenue

(J&A Properties and United
Fabricants Strainrite Project)
(LOC; Citizens Bank of
Massachusetts)	4.02	5/7/07	2,380,000 a	2,380,000

Maryland--.2%
Maryland Economic Development
Corporation, Revenue,
Refunding (United Cerebral
Palsy Project) (LOC; M&T Bank)	4.04	5/7/07	2,054,500 a	2,054,500

Massachusetts--2.7%
Macon Trust Various Certificates
(Massachusetts Health and
Educational Facilities
Authority - Harvard Vanguard
Medical Associates Issue)
(Liquidity Facility; Bank of
America and LOC; Bank of
America)	3.99	5/7/07	11,000,000 a,b	11,000,000
Massachusetts Development Finance
Agency, Revenue (Northfield
Mount Hermon School Issue)
(Insured; Radian Bank and
Liquidity Facility; Bank of
America)	4.03	5/7/07	5,000,000 a	5,000,000
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue) (Insured;
Assured Guaranty and Liquidity
Facility; Citizens Bank of
Massachusetts)	4.00	5/7/07	6,400,000 a	6,400,000
Massachusetts Development Finance
Agency, SWDR (Wheelabrator
Milbury Inc. Project)
(Liquidity Facility; JPMorgan
Chase Bank)	4.10	5/1/07	8,550,000 a	8,550,000
Massachusetts Development Finance
Authority, Multifamily Revenue
(Kennedy Lofts Project)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch and Co.
Inc.)	4.03	5/7/07	4,000,000 a,b	4,000,000

Michigan--1.8%
Michigan Hospital Finance
Authority, HR (Chelsea
Community Hospital) (LOC;
National City Bank)	4.00	5/7/07	3,620,000 a	3,620,000
Michigan Hospital Finance
Authority, Revenue (Health
Care Equipment Loan Program)

(LOC; ABN-AMRO)	3.97	5/7/07	5,000,000 a	5,000,000
Michigan Strategic Fund,
LOR (HME Inc. Project) (LOC;
Fifth Third Bank)	4.05	5/7/07	2,050,000 a	2,050,000
Michigan Strategic Fund,
LOR (Kaumagraph Flint
Corporation Project) (LOC;
Bank One)	4.04	5/7/07	2,400,000 a	2,400,000
Michigan Strategic Fund,
LOR (PFG Enterprises Inc.
Project) (LOC; Huntington NB)	4.22	5/7/07	2,660,000 a	2,660,000
Oakland County Economic
Development Corporation, LOR
(Michigan Seamless Tube LLC
Project) (LOC; ABN-AMRO)	4.09	5/7/07	3,300,000 a	3,300,000
Pittsfield Township Economic
Development Corporation, LOR,
Refunding (Arbor Project)
(LOC; Comerica Bank)	4.00	5/7/07	4,800,000 a	4,800,000

Minnesota--3.1%
Minneapolis and Saint Paul
Metropolitan Airports
Commission, Airport Revenue
(Insured; AMBAC and Liquidity
Facility; Goldman Sachs Group)	3.97	5/7/07	25,000,000 a,b	25,000,000
Minnesota Higher Education
Facilities Authority, Revenue
(Saint Olaf College) (LOC;
Bank of Montreal)	4.06	5/1/07	1,900,000 a	1,900,000
Saint Paul Port Authority,
Revenue (Amherst H. Wilder
Foundation Project) (LOC; The
Bank of New York)	4.06	5/1/07	13,900,000 a	13,900,000

Missouri--.3%
Saint Louis Industrial Development
Authority, MFHR (Windward
Estates Project) (GIC; IXIS
Corporate and Investment Bank
and Liquidity Facility;
Merrill Lynch Capital Services)	4.05	5/7/07	3,570,000 a,b	3,570,000

Nevada--.6%
Clark County,
Highway Revenue, CP (Motor
Vehicle Fuel Tax) (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	3.75	6/12/07	7,600,000	7,600,000

New Hampshire--.3%
New Hampshire Business Finance
Authority, Water Facility
Revenue (Pennichuck Water

Works, Inc. Project) (Insured;
AMBAC and Liquidity Facility;
FHLB)	3.70	10/1/07	3,955,000	3,955,000

New Mexico--.4%
Dona Ana County,
IDR (Foamex Products Inc.
Project) (LOC; Bank of Nova
Scotia)	4.01	5/7/07	5,900,000 a	5,900,000

North Carolina--.5%
Burke County Industrial Facilities
and Pollution Control
Financing Authority, IDR
(Bauer Industries Inc.
Project) (LOC; Bank of
Montreal)	4.05	5/7/07	1,455,000 a	1,455,000
Durham County,
Multifamily Revenue (Falls
Pointe Apartments) (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch)	4.03	5/7/07	4,500,000 a,b	4,500,000

Ohio--4.1%
Cleveland-Cuyahoga County Port
Authority, Development Revenue,
Refunding (Judson Project) (LOC;
National City Bank)	3.97	5/7/07	11,320,000 a	11,320,000
Cuyahoga County,
IDR (King Nut Project) (LOC;
Key Bank)	4.08	5/7/07	3,180,000 a	3,180,000
Hamilton County,
Hospital Facilities Revenue
(Christ Hospital) (Insured;
FSA and Liquidity Facility;
Svenska Handelsbanken)	4.01	5/7/07	10,000,000 a,b	10,000,000
Middletown,
Hospital Facilities Revenue
(Middletown Hospital Group)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)	4.01	5/7/07	20,510,000 a,b	20,510,000
Ohio Water Development Authority,
PCR, Refunding (FirstEnergy
Nuclear Generation Corporation
Project) (LOC; Barclays Bank
PLC)	4.01	5/7/07	9,700,000 a	9,700,000

Oklahoma--1.1%
Tulsa County Industrial Authority,
Capital Improvements Revenue
(Liquidity Facility; Bank of
America)	3.60	5/15/07	15,000,000	15,000,000

Oregon--1.7%
Oregon,
Homeowner Revenue (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale
and LOC; Trinity Funding
Corporation)	4.01	5/7/07	10,445,000 a,b	10,445,000
Washington County Housing
Authority, MFHR (Cedar Mill
Project) (LOC; M&T Bank)	3.93	5/7/07	11,600,000 a	11,600,000

Pennsylvania--13.4%
Beaver County Industrial
Development Authority, EIR
(BASF Corporation Project)
(LOC; BASF AG)	4.21	5/1/07	4,000,000 a	4,000,000
Chartiers Valley Industrial and
Commercial Development
Authority (Wesley Hills
Project) (LOC; Fifth Third
Bank)	4.00	5/7/07	8,400,000 a	8,400,000
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program)
(Insured; FSA and Liquidity
Facility: Bank of Nova Scotia
and KBC Bank)	3.95	5/7/07	16,000,000 a	16,000,000
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program II)
(Insured; AMBAC and Liquidity
Facility; Bank of Nova Scotia)	3.95	5/7/07	2,375,000 a	2,375,000
Delaware County Authority,
Health System Revenue (Mercy
Health System of Southeastern
Pennsylvania Issue) (Liquidity
Facility; Westdeutsche
Landesbank and LOC;
Westdeutsche Landesbank)	4.01	5/7/07	8,985,000 a,b	8,985,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.96	5/7/07	5,500,000 a	5,500,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.96	5/7/07	6,400,000 a	6,400,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.96	5/7/07	17,300,000 a	17,300,000
Franklin County Industrial
Development Authority, Revenue
(Menno Haven Project)
(Insured; Radian Bank and
Liquidity Facility; Bank of

America)	4.01	5/7/07	15,550,000 a	15,550,000
Geisinger Authority,
Health System Revenue
(Geisinger Health System)
(Liquidity Facility; Wachovia
Bank)	4.02	5/1/07	28,000,000 a	28,000,000
Harrisburg Authority,
School Revenue (The School
District of the City of
Harrisburg Project) (Insured;
AMBAC and Liquidity Facility;
Westdeutshe Landesbank)	3.92	5/7/07	6,890,000 a	6,890,000
Lancaster Municipal Authority,
Revenue (Ephrata Community
Hospital Project) (LOC; Fulton
Bank)	4.02	5/7/07	3,800,000 a	3,800,000
Lancaster Municipal Authority,
Revenue (Garden Spot Village
Project) (LOC; Fulton Bank)	3.99	5/7/07	7,435,000 a	7,435,000
Montgomery County Industrial
Development Authority, Revenue
(Recigno Laboratories, Inc.
Project) (LOC; Wachovia Bank)	4.10	5/7/07	1,530,000 a	1,530,000
Philadelphia,
Airport Revenue, Refunding
(Insured; MBIA and Liquidity
Facility; JPMorgan Chase Bank)	3.98	5/7/07	10,900,000 a	10,900,000
Philadelphia Authority for
Industrial Development,
Revenue (NewCourtland Elder
Services Project) (LOC: PNC
Bank)	4.00	5/1/07	25,230,000 a	25,230,000
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (The Children's
Hospital of Philadelphia
Project) (Liquidity Facility:
JPMorgan Chase Bank and
Westdeutsche Landesbank)	4.02	5/1/07	9,300,000 a	9,300,000
West Cornwall Township Municipal
Authority, Revenue
(Pennsylvania General
Government Loan Program)
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	3.95	5/7/07	1,003,000 a	1,003,000

South Carolina--.6%
South Carolina Jobs-Economic
Development Authority, EDR
(Pharmaceutical Associates,
Inc. Project) (LOC; Wachovia
Bank)	4.05	5/7/07	2,250,000 a	2,250,000
South Carolina Jobs-Economic
Development Authority, HR

(Oconee Memorial Hospital,
Inc. Project) (Insured; Radian
Group and Liquidity Facility;
Wachovia Bank)	3.98	5/7/07	5,400,000 a	5,400,000

South Dakota--1.2%
South Dakota Health and
Educational Facilities
Authority, Revenue (Rapid City
Regional Hospital) (Insured;
MBIA and Liquidity Facility;
U.S. Bank NA)	4.06	5/1/07	15,650,000 a	15,650,000

Tennessee--5.6%
Memphis Health Educational and
Housing Facility Board, MFHR
(Summit Park Apartments
Project) (LOC; First Tennessee
Bank)	4.03	5/7/07	5,000,000 a	5,000,000
Montgomery County Public Building
Authority, Pooled Financing
Revenue (Tennessee County Loan
Pool) (LOC; Bank of America)	4.04	5/1/07	38,000,000 a	38,000,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; DEPFA Bank PLC)	4.12	5/1/07	8,000,000 a	8,000,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; JPMorgan Chase Bank)	4.12	5/1/07	5,000,000 a	5,000,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; DEPFA
Bank PLC)	4.11	5/1/07	8,540,000 a	8,540,000
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue (Merlots Program)
(Liquidity Facility; The Bank
of New York)	4.00	5/7/07	9,415,000 a,b	9,415,000

Texas--13.2%
ABN AMRO Munitops Certificates
Trust, Water Revenue (Tarrant
Regional Water District)
(Insured; FGIC and Liquidity
Facility; ABN-AMRO)	3.99	5/7/07	4,800,000 a,b	4,800,000
Brazos River Harbor Navigation
Distict, Harbor Revenue (BASF
Corporation Project)	4.21	5/1/07	7,000,000 a	7,000,000
El Paso County Hospital District,

GO Notes (Putters Program)
(Insured; AMBAC and Liquidity
Facility; Deutsche Postbank)	3.97	5/7/07	3,465,000 a,b	3,465,000
Fort Bend County,
Toll Road Revenue (Putters
Program) (Insured; FGIC and
Liquidity Facility; PB Finance
Inc.)	3.97	5/7/07	2,775,000 a,b	2,775,000
Harris County Health Facilities
Development Corporation,
Revenue (Saint Luke's
Episcopal Hospital) (Liquidity
Facility: Bank of America,
Bayerische Landesbank,
JPMorgan Chase Bank, Northern
Trust Co. and Saint Lukes Hospital)	4.02	5/1/07	9,600,000 a	9,600,000
Harris County Health Facilities
Development Corporation,
Revenue (The Methodist
Hospital System)	4.02	5/1/07	21,700,000 a	21,700,000
Harris County Metropolitan Transit
Authority, Sales and Use Tax
Revenue, CP (LOC; DEPFA Bank
PLC)	3.70	7/12/07	11,000,000	11,000,000
Houston,
Airport System Revenue, CP
(LOC; Dexia Credit Locale)	3.67	7/24/07	10,000,000	10,000,000
Montgomery County Housing Finance
Corporation, MFHR (Park at
Woodline Townhomes) (LOC;
Citibank NA)	4.04	5/7/07	7,500,000 a	7,500,000
North Central Texas Health
Facilities Development
Corporation, Revenue, CP
(Methodist Hospital) (Insured;
AMBAC and Liquidity Facility;
Dexia Credit Locale)	3.62	5/2/07	10,000,000	10,000,000
Permian Basin Regional Housing
Finance Corporation, SFMR
(Mortgage Backed Securities
Program) (GIC; Aegon NV)	4.12	6/1/07	5,455,000	5,455,000
Port of Port Arthur Navigation
District, Revenue, CP (BASF
Corporation Project)	3.80	6/21/07	10,000,000	10,000,000
Revenue Bond Certificate Series
Trust Various States, Housing
Revenue (Pebble Brooke) (GIC;
AIG Funding Inc.)	4.03	5/7/07	7,000,000 a,b	7,000,000
Revenue Bond Certificate Series
Trust Various States, Revenue
(Chimney Project) (GIC; AIG
Funding Inc.)	4.03	5/7/07	6,180,000 a,b	6,180,000
San Antonio,
Water System, CP (Liquidity

Facility; Bank of America)	3.58	5/15/07	11,000,000	10,999,988
Texas Municipal Gas Acquisition
and Supply Corporation I, Gas
Supply Revenue (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	4.00	5/7/07	11,800,000 a,b	11,800,000
Texas Public Finance Authority,
Revenue, CP	3.65	5/14/07	15,100,000	15,100,000
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue,
Refunding (Liquidity Facility;
JPMorgan Chase Bank)	3.90	5/1/07	20,000,000 a,c	20,000,000

Utah--1.2%
Salt Lake County,
PCR, Refunding (Service
Station Holdings Inc. Project)	4.02	5/1/07	15,500,000 a	15,500,000

Vermont--2.3%
University of Vermont and State
Agricultural College, CP	3.70	5/3/07	4,530,000	4,530,000
Vermont Economic Development
Authority, Revenue, CP
(Economic Development Capital
Program) (LOC; JPMorgan Chase
Bank)	3.85	7/17/07	6,800,000	6,800,000
Vermont Educational and Health
Buildings Financing Agency, HR
(Rutland Regional Medical
Center Project) (Insured;
Radian Group and Liquidity
Facility; TD BankNorth N.A.)	4.06	5/1/07	19,025,000 a	19,025,000

Virginia--1.2%
Morgan Keegan Municipal Products
Inc. (Virginia Housing Development
Authority) (Liquidity Facility; BNP
Paribas)	4.02	5/7/07	6,740,000 a,b	6,740,000
Norfolk Economic Development
Authority, New Empowerment
Zone Facility Revenue (Metro
Machine Corporation Project)
(LOC; Wachovia Bank)	4.00	5/7/07	6,100,000 a	6,100,000
Virginia Beach Development
Authority, IDR, Refunding
(Giant Square Shopping Center
Company LLP Project) (LOC;
Wachovia Bank)	4.00	5/7/07	3,300,000 a	3,300,000

Washington--3.1%
Everett Industrial Development
Corporation, Exempt Facilities

Revenue (Kimberly-Clark
Corporation Project)	4.00	5/7/07	3,200,000 a	3,200,000
Pierce County Economic Development
Corporation, Multi-Mode
Industrial Revenue (SeaTac
Packaging Project) (LOC; HSBC
Bank USA)	4.03	5/7/07	5,590,000 a	5,590,000
Washington Economic Development
Finance Authority, SWDR (Cedar
Grove Composing Project) (LOC;
Wells Fargo Bank)	4.00	5/7/07	5,000,000 a	5,000,000
Washington Economic Development
Finance Authority, SWDR (Lemay
Enterprises Project) (LOC;
Bank of America)	4.00	5/7/07	5,450,000 a	5,450,000
Washington Economic Development
Finance Authority, SWDR (Waste
Management Project) (LOC; Bank
of America)	4.01	5/7/07	5,500,000 a	5,500,000
Washington Housing Finance
Commission, MFHR (Queen Anne
Project) (LOC; Bank of America)	4.03	5/7/07	7,500,000 a	7,500,000
Washington Housing Finance
Commission, MFHR (The Vintage
at Chehalis Senior Living
Project) (Liquidity Facility;
FNMA and LOC; FNMA)	4.02	5/7/07	8,190,000 a	8,190,000

Wisconsin--3.4%
Howard-Suamico School District,
BAN	4.00	2/1/08	8,300,000	8,307,720
Puttable Floating Option Tax
Exempt Receipts (Wisconsin
Housing and Economic
Development Authority, Single
Family Revenue) (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale
and LOC; Pallas Capital
Corporation)	4.05	5/7/07	8,885,000 a,b	8,885,000
Seymour Community School District,
BAN	4.00	4/1/08	7,500,000	7,507,261
Wisconsin Health and Educational
Facilities Authority, Revenue
(Gunderson Lutheran) (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	4.06	5/1/07	19,170,000 a	19,170,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(ProHealth Care, Inc.
Obligated Group) (Insured;
AMBAC and LOC; Bank One)	4.06	5/1/07	1,350,000 a	1,350,000

Wyoming--2.4%

Campbell County,
IDR (Two Elk Power Generation
Station Project) (GIC;
American International Group
Funding Inc.)	3.80	11/30/07	21,300,000	21,300,000
Campbell County,
IDR (Two Elk Power Generation
Station Project) (LOC;
Citibank NA)	3.80	11/30/07	10,000,000	10,000,000

Total Investments (cost $1,359,786,712)			103.1%	1,359,786,810
Liabilities, Less Cash and Receivables			(3.1%)	(41,382,063)
Net Assets			100.0%	1,318,404,747

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities amounted to $281,080,334 or 21.3% of net assets.
c	Purchased on a delayed delivery basis.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue

LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Cash Management Plus

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 19, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	June 19, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)